Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 53.09%
Communications: 7.01%
Media: 1.77%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80%	4-1-2031	$90,000	$75,897
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	174,000
Comcast Corp.	3.40	4-1-2030	100,000	92,790
Paramount Global	4.95	1-15-2031	130,000	121,355
				464,042
Telecommunications: 5.24%
AT&T, Inc.	3.65	6-1-2051	225,000	158,901
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	346,679
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	34,407
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	102,229
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	141,659
Verizon Communications, Inc.	3.40	3-22-2041	445,000	336,549
Verizon Communications, Inc.	4.13	8-15-2046	325,000	257,409
				1,377,833
Consumer, cyclical: 6.77%
Airlines: 2.41%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	10-1-2026	176,154	171,257
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	12-15-2032	323,307	296,328
U.S. Airways Pass-Through Trust Series 2012-2 Class A	4.63	6-3-2025	165,439	164,887
				632,472
Auto manufacturers: 2.87%
Cummins, Inc.	5.45	2-20-2054	170,000	165,424
General Motors Co.	6.13	10-1-2025	116,000	116,893
Hyundai Capital America144A	1.80	10-15-2025	295,000	287,619
Hyundai Capital America144A	1.80	1-10-2028	85,000	76,995
Toyota Motor Credit Corp.	4.05	9-13-2029	100,000	108,154
				755,085
Entertainment: 1.18%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	60,216
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	248,907
				309,123
Retail: 0.31%
Lowe’s Cos., Inc.	4.25	4-1-2052	70,000	54,630
McDonald’s Corp.	4.20	4-1-2050	35,000	27,637
				82,267
Consumer, non-cyclical: 9.00%
Agriculture: 0.52%
BAT Capital Corp.	4.54	8-15-2047	174,000	137,221
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Biotechnology: 0.13%
Amgen, Inc.	4.20%	2-22-2052	$45,000	$34,748
Commercial services: 1.59%
Equifax, Inc.	2.35	9-15-2031	155,000	129,592
Equifax, Inc.	3.10	5-15-2030	175,000	158,754
S&P Global, Inc.	1.25	8-15-2030	100,000	82,730
S&P Global, Inc.	2.30	8-15-2060	90,000	45,074
				416,150
Food: 1.19%
Kroger Co.	5.50	9-15-2054	110,000	103,606
Kroger Co.	5.65	9-15-2064	90,000	84,462
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	125,277
				313,345
Healthcare-products: 1.21%
Medtronic, Inc.	3.65	10-15-2029	100,000	106,727
Medtronic, Inc.	3.88	10-15-2036	100,000	107,189
Zimmer Biomet Holdings, Inc.	3.52	12-15-2032	100,000	104,144
				318,060
Healthcare-services: 2.68%
Centene Corp.	2.45	7-15-2028	210,000	188,981
Elevance Health, Inc.	2.25	5-15-2030	20,000	17,375
HCA, Inc.	3.63	3-15-2032	130,000	114,578
HCA, Inc.	4.38	3-15-2042	130,000	106,092
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	190,506
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	86,792
				704,324
Pharmaceuticals: 1.68%
AbbVie, Inc.	5.05	3-15-2034	200,000	197,596
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	101,290
Bristol-Myers Squibb Co.	5.55	2-22-2054	80,000	77,607
Bristol-Myers Squibb Co.	5.65	2-22-2064	40,000	38,495
CVS Health Corp.	4.30	3-25-2028	27,000	26,161
				441,149
Energy: 5.29%
Oil & gas: 2.16%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	213,588
Exxon Mobil Corp.	2.61	10-15-2030	160,000	142,558
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	212,262
				568,408
Pipelines: 3.13%
Energy Transfer LP	3.75	5-15-2030	160,000	149,276
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	182,503
See accompanying notes to portfolio of investments
2 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
MPLX LP	4.00%	3-15-2028	$315,000	$305,605
ONEOK, Inc.	6.10	11-15-2032	75,000	77,612
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	106,554
				821,550
Financial: 14.86%
Banks: 6.88%
Citigroup, Inc.	3.30	4-27-2025	270,000	268,695
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	170,000	143,888
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	115,000	99,115
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	150,000	128,672
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	145,000	141,924
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	145,000	129,704
Morgan Stanley	3.13	7-27-2026	565,000	551,917
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	227,294
State Street Corp.	2.40	1-24-2030	130,000	116,392
				1,807,601
Diversified financial services: 1.11%
BlackRock, Inc.	1.90	1-28-2031	35,000	29,492
Computershare U.S., Inc.	1.13	10-7-2031	200,000	174,635
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	89,014
				293,141
Insurance: 3.78%
American International Group, Inc.	4.75	4-1-2048	330,000	291,541
Aon North America, Inc.	5.75	3-1-2054	50,000	48,755
Athene Holding Ltd.	3.50	1-15-2031	295,000	265,911
Belrose Funding Trust144A	2.33	8-15-2030	185,000	155,871
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	86,486
New York Life Global Funding	3.45	1-30-2031	100,000	106,189
Unum Group	4.50	12-15-2049	50,000	39,656
				994,409
Investment Companies: 0.58%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	152,001
REITS: 2.51%
American Tower Corp.	5.45	2-15-2034	60,000	60,102
Equinix, Inc.	2.15	7-15-2030	275,000	236,674
Sabra Health Care LP	3.20	12-1-2031	110,000	94,375
Simon Property Group LP	1.75	2-1-2028	60,000	54,888
Simon Property Group LP	3.25	9-13-2049	255,000	171,282
Vornado Realty LP	3.40	6-1-2031	50,000	42,594
				659,915
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 1.78%
Aerospace/defense: 1.00%
RTX Corp.	4.13%	11-16-2028	$270,000	$262,796
Electronics: 0.53%
Jabil, Inc.	3.60	1-15-2030	150,000	138,436
Transportation: 0.25%
Union Pacific Corp.	2.40	2-5-2030	75,000	66,582
Technology: 5.88%
Computers: 1.36%
Dell International LLC/EMC Corp.	6.20	7-15-2030	95,000	99,562
Hewlett Packard Enterprise Co.	5.00	10-15-2034	70,000	67,282
Hewlett Packard Enterprise Co.	5.60	10-15-2054	70,000	65,891
Kyndryl Holdings, Inc.	6.35	2-20-2034	85,000	88,430
NetApp, Inc.	2.70	6-22-2030	40,000	35,289
				356,454
Semiconductors: 1.61%
Broadcom, Inc.	4.80	10-15-2034	100,000	96,499
Intel Corp.	2.80	8-12-2041	265,000	169,038
Marvell Technology, Inc.	4.88	6-22-2028	80,000	79,546
Texas Instruments, Inc.	4.85	2-8-2034	80,000	78,678
				423,761
Software: 2.91%
AppLovin Corp.	5.50	12-1-2034	100,000	99,255
Fiserv, Inc.	2.65	6-1-2030	45,000	39,775
Fiserv, Inc.	3.50	7-1-2029	140,000	131,356
Intuit, Inc.	5.20	9-15-2033	90,000	90,179
Intuit, Inc.	5.50	9-15-2053	55,000	53,855
Oracle Corp.	2.88	3-25-2031	355,000	312,378
Oracle Corp.	3.60	4-1-2050	55,000	38,533
				765,331
Utilities: 2.50%
Electric: 2.50%
Duke Energy Florida LLC	1.75	6-15-2030	90,000	76,355
New York State Electric & Gas Corp.144A	3.25	12-1-2026	145,000	140,521
Oglethorpe Power Corp.	3.75	8-1-2050	125,000	88,925
PacifiCorp	3.50	6-15-2029	295,000	277,728
Union Electric Co.	2.95	3-15-2030	80,000	72,805
				656,334
Total corporate bonds and notes (Cost $15,824,886)				13,952,538
See accompanying notes to portfolio of investments
4 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 26.71%
Basic materials: 0.40%
Chemicals: 0.40%
DSM BV	3.63%	7-2-2034	EUR	100,000	$105,020
Communications: 1.97%
Telecommunications: 1.97%
Chorus Ltd.	3.63	9-7-2029	EUR	100,000	105,583
Koninklijke KPN NV	3.88	2-16-2036	EUR	100,000	105,814
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	205,435
Tele2 AB	2.13	5-15-2028	EUR	100,000	100,460
					517,292
Consumer, cyclical: 0.80%
Auto manufacturers: 0.80%
RCI Banque SA	3.88	9-30-2030	EUR	100,000	103,984
Volkswagen Leasing GmbH	4.00	4-11-2031	EUR	100,000	105,286
					209,270
Consumer, non-cyclical: 5.66%
Beverages: 0.33%
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	85,500
Commercial services: 1.29%
Ayvens SA	3.88	1-24-2028	EUR	100,000	105,951
ISS Global AS	3.88	6-5-2029	EUR	100,000	106,106
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	127,829
					339,886
Healthcare-products: 1.14%
American Medical Systems Europe BV	3.50	3-8-2032	EUR	100,000	105,300
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	87,428
Werfen SA	4.25	5-3-2030	EUR	100,000	107,399
					300,127
Household products/wares: 0.81%
Reckitt Benckiser Treasury Services PLC	3.63	6-20-2029	EUR	200,000	213,093
Pharmaceuticals: 2.09%
AstraZeneca PLC	1.25	5-12-2028	EUR	100,000	99,467
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	108,249
Bayer AG	4.63	5-26-2033	EUR	100,000	108,483
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	97,629
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	134,720
					548,548
Energy: 2.13%
Energy-alternate sources: 0.34%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	88,871
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Oil & gas: 1.79%
DCC Group Finance Ireland DAC	4.38%	6-27-2031	EUR	100,000	$105,987
Eni SpA	3.88	1-15-2034	EUR	100,000	106,059
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	153,955
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.86%)ʊ±	4.12	11-19-2029	EUR	100,000	104,748
					470,749
Financial: 10.66%
Banks: 8.04%
ABN AMRO Bank NV	3.88	1-15-2032	EUR	100,000	106,568
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year+1.10%)±	1.38	2-8-2029	EUR	100,000	97,875
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+1.10%)±	3.50	9-10-2032	EUR	100,000	104,472
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (3 Month EURIBOR+0.95%)±	3.13	10-3-2029	EUR	200,000	207,851
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.30%)±	1.25	4-6-2034	EUR	200,000	187,013
BNP Paribas SA (3 Month EURIBOR+0.92%)±	3.88	1-10-2031	EUR	100,000	107,029
DNB Bank ASA (3 Month EURIBOR+0.65%)±	4.00	3-14-2029	EUR	100,000	107,187
ING Groep NV (3 Month EURIBOR+1.72%)±	3.88	8-12-2029	EUR	100,000	106,344
Investec PLC (UK Gilts 5 Year+5.91%)±	9.13	3-6-2033	GBP	100,000	134,761
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	106,763
Lloyds Banking Group PLC (EURIBOR ICE Swap Rate 11:00am+1.18%)±	3.88	5-14-2032	EUR	100,000	105,832
NatWest Group PLC (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year+1.49%)±	2.88	9-19-2026	GBP	100,000	123,064
Permanent TSB Group Holdings PLC (EURIBOR ICE Swap Rate 11:00am+1.60%)±	4.25	7-10-2030	EUR	100,000	106,758
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.15%)±	2.88	6-18-2032	EUR	100,000	99,830
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	104,985
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	105,472
Zuercher Kantonalbank (3 Month EURIBOR+0.90%)±	2.02	4-13-2028	EUR	200,000	201,828
					2,113,632
Insurance: 0.75%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	100,000	94,972
Sampo Oyj (3 Month EURIBOR+4.05%)±	3.38	5-23-2049	EUR	100,000	102,394
					197,366
Real estate: 1.53%
Castellum AB	4.13	12-10-2030	EUR	100,000	104,355
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.18%)ʊ±	1.50	3-9-2026	EUR	100,000	98,807
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	87,379
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	111,022
					401,563
See accompanying notes to portfolio of investments
6 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
REITS: 0.34%
Tritax Big Box REIT PLC	1.50%	11-27-2033	GBP	100,000	$90,339
Industrial: 1.89%
Aerospace/defense: 0.41%
MTU Aero Engines AG	3.88	9-18-2031	EUR	100,000	106,830
Building materials: 0.33%
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	87,400
Electrical components & equipment: 0.40%
Legrand SA	3.50	6-26-2034	EUR	100,000	105,669
Engineering & construction: 0.35%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	92,143
Transportation: 0.40%
DSV Finance BV	3.25	11-6-2030	EUR	100,000	104,647
Utilities: 3.20%
Electric: 1.86%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	112,885
EnBW International Finance BV	3.85	5-23-2030	EUR	100,000	107,621
Engie SA	1.00	10-26-2036	EUR	100,000	77,493
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	85,596
RTE Reseau de Transport d’Electricite SADIR	3.50	4-30-2033	EUR	100,000	104,292
					487,887
Gas: 1.34%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	180,000	173,524
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	179,352
					352,876
Total foreign corporate bonds and notes (Cost $7,808,617)					7,018,708
Foreign government bonds: 0.66%
Germany: 0.66%
Bundesrepublik Deutschland Bundesanleihe	1.00	5-15-2038	EUR	100,000	85,577
Bundesrepublik Deutschland Bundesanleihe	1.80	8-15-2053	EUR	100,000	87,468
					173,045
Total foreign government bonds (Cost $180,479)					173,045
U.S. Treasury securities: 1.85%
U.S. Treasury Bonds	4.63	11-15-2044		$61,000	59,146
U.S. Treasury Notes	3.50	4-30-2030		80,000	76,556
U.S. Treasury Notes	3.50	2-15-2033		50,000	46,515
U.S. Treasury Notes	4.00	1-31-2029		85,000	83,836
U.S. Treasury Notes	4.00	2-15-2034		231,000	221,150
Total U.S. Treasury securities (Cost $500,865)					487,203
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 12.35%
Communications: 1.32%
Internet: 0.56%
Prosus NV144A	3.83%	2-8-2051	$230,000	$148,422
Telecommunications: 0.76%
Rogers Communications, Inc.	5.00	2-15-2029	200,000	198,726
Consumer, non-cyclical: 0.11%
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	30,000	29,150
Energy: 0.33%
Oil & gas: 0.33%
Equinor ASA	2.38	5-22-2030	30,000	26,609
Saudi Arabian Oil Co.144A	4.38	4-16-2049	75,000	59,797
				86,406
Financial: 8.60%
Banks: 6.72%
Banco Santander SA	3.49	5-28-2030	200,000	182,229
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	200,000	202,754
HSBC Holdings PLC	4.30	3-8-2026	230,000	228,748
HSBC Holdings PLC (U.S. SOFR+2.39%)±	2.85	6-4-2031	200,000	175,600
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	221,137
Santander U.K. Group Holdings PLC (U.S. SOFR+2.75%)±	6.83	11-21-2026	200,000	202,889
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	171,026
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	166,970
UBS Group AG (5 Year Treasury Constant Maturity+4.75%)144Aʊ±	9.25	11-13-2028	200,000	216,214
				1,767,567
Diversified financial services: 1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	130,698
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	311,547
				442,245
Insurance: 0.20%
Fairfax Financial Holdings Ltd.	6.35	3-22-2054	50,000	51,485
Industrial: 0.75%
Aerospace/defense: 0.75%
BAE Systems PLC144A	5.30	3-26-2034	100,000	99,712
BAE Systems PLC144A	5.50	3-26-2054	100,000	97,351
				197,063
See accompanying notes to portfolio of investments
8 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.24%
Semiconductors: 1.24%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40%	5-1-2030	$85,000	$78,075
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	246,574
				324,649
Total yankee corporate bonds and notes (Cost $3,514,877)				3,245,713

		Yield	Shares
Short-term investments: 2.60%
Investment companies: 2.60%
Allspring Government Money Market Fund Select Class♠∞		4.42	683,340	683,340
Total short-term investments (Cost $683,340)				683,340
Total investments in securities (Cost $28,513,064)	97.26%			25,560,547
Other assets and liabilities, net	2.74			719,711
Total net assets	100.00%			$26,280,258

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$245,123	$1,632,554	$(1,194,337)	$0	$0	$683,340	683,340	$6,878
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	7,071,756	EUR	6,710,000	State Street Bank & Trust Co.	1-8-2025	$119,800	$0
USD	1,183,633	GBP	940,000	State Street Bank & Trust Co.	1-8-2025	6,900	0
						$126,700	$0
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 9

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$13,952,538	$0	$13,952,538
Foreign corporate bonds and notes	0	7,018,708	0	7,018,708
Foreign government bonds	0	173,045	0	173,045
U.S. Treasury securities	487,203	0	0	487,203
Yankee corporate bonds and notes	0	3,245,713	0	3,245,713
Short-term investments
Investment companies	683,340	0	0	683,340
	1,170,543	24,390,004	0	25,560,547
Forward foreign currency contracts	0	126,700	0	126,700
Total assets	$1,170,543	$24,516,704	$0	$25,687,247
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Global Investment Grade Credit Fund | 11